UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04003
Van Kampen Government Securities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 9/30
Date of reporting period: 12/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 49.8%
$2,800	Federal Home Loan Mortgage Corp., January (a)	4.500%	TBA	$2,793,874
17,375	Federal Home Loan Mortgage Corp., January (a)	6.000	TBA	18,425,649
16,449	Federal Home Loan Mortgage Corp.	5.000	07/01/35 to 08/01/39	16,914,214
23,326	Federal Home Loan Mortgage Corp.	5.500	01/01/37 to 11/01/39	24,513,923
17,455	Federal Home Loan Mortgage Corp.	6.000	04/01/29 to 07/01/38	18,538,772
36	Federal Home Loan Mortgage Corp.	6.500	03/01/26	38,988
1,103	Federal Home Loan Mortgage Corp.	7.500	11/01/20 to 05/01/35	1,240,637
572	Federal Home Loan Mortgage Corp.	8.000	08/01/32	657,230
587	Federal Home Loan Mortgage Corp.	8.500	08/01/31	680,448
17,150	Federal National Mortgage Association, January (a)	4.500	TBA	17,123,212
35,950	Federal National Mortgage Association, January (a)	5.000	TBA	36,893,687
4,325	Federal National Mortgage Association, January (a)	6.000	TBA	4,581,122
8,908	Federal National Mortgage Association	4.500	03/01/23	9,185,080
40,872	Federal National Mortgage Association	5.000	05/01/35 to 03/01/39	42,025,621

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$103,145	Federal National Mortgage Association	5.500%	09/01/34 to 07/01/39	$108,231,663
82,181	Federal National Mortgage Association	6.000	07/01/14 to 11/01/38	87,255,311
25,274	Federal National Mortgage Association	6.500	10/01/10 to 10/01/38	27,195,961
1,568	Federal National Mortgage Association	7.000	08/01/14 to 09/01/34	1,737,592
1,929	Federal National Mortgage Association	7.500	10/01/10 to 08/01/37	2,164,339
1,319	Federal National Mortgage Association	8.000	04/01/33	1,515,096
1,240	Federal National Mortgage Association	8.500	10/01/32	1,431,452
47	Federal National Mortgage Association (FHA/VA)	8.500	01/01/22 to 09/01/24	53,484
44	Federal National Mortgage Association	12.000	03/01/13 to 01/01/16	50,297
10,150	Government National Mortgage Association, January (a)	4.500	TBA	10,159,521
24,428	Government National Mortgage Association	5.500	01/15/39 to 02/15/39	25,627,948
767	Government National Mortgage Association	6.000	12/15/28	819,006
1,380	Government National Mortgage Association	6.500	06/15/23 to 02/15/29	1,485,103
1,145	Government National Mortgage Association	7.000	12/15/22 to 12/15/27	1,269,049

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$1,280	Government National Mortgage Association	7.500%	11/15/32	$1,440,749
1,278	Government National Mortgage Association	8.000	12/15/16 to 10/15/25	1,440,245
808	Government National Mortgage Association	8.500	07/15/30	920,706
89	Government National Mortgage Association	9.000	04/15/18 to 12/15/19	100,904
163	Government National Mortgage Association II	6.000	04/20/29	174,514

	Total Mortgage Backed Securities 49.8%			466,685,397

	Agency Bonds 20.0%

	Banking — FDIC Guaranteed 7.1%
13,500	General Electric Capital Corp.	2.625	12/28/12	13,758,404
31,500	GMAC, Inc.	2.200	12/19/12	31,708,908
21,000	JPMorgan Chase & Co.	2.125	06/22/12	21,253,764

				66,721,076

	Banking — Government Guaranteed 4.3%
8,800	Achmea Hypotheekbank NV (Netherlands) (c)	3.200%	11/03/14	8,792,714
4,800	Japan Finance Corp. (Japan)	2.125	11/05/12	4,781,707
16,000	Kreditanstalt fuer Wiederaufbau (Germany)	4.125	10/15/14	16,785,264
4,700	Kreditanstalt fuer Wiederaufbau (Germany)	5.000	10/31/14	5,133,227
4,650	NIBC Bank NV (Netherlands) (c)	2.800	12/02/14	4,529,965

				40,022,877

	Banking — Savings and Loans 0.8%
7,070	US Central Federal Credit Union	1.900	10/19/12	7,069,244

	Commercial Banks — Government Guaranteed 2.6%
5,000	Commonwealth Bank of Australia (Australia) (c)	2.900	09/17/14	4,922,480

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Commercial Banks — Government Guaranteed (continued)
$2,100	National Australia Bank Ltd. (Australia) (c)	3.375%	07/08/14	$2,119,876
10,000	Swedbank AB (Sweden) (c)	2.900	01/14/13	10,192,300
3,760	Westpac Banking Corp. (Australia)	1.900	12/14/12	3,732,285
3,500	Westpac Securities NZ Ltd. (New Zealand) (c)	2.500	05/25/12	3,550,771

				24,517,712

	Diversified Financial Services 2.6%
20,840	Nationwide Building Society (United Kingdom) (c)	2.500	08/17/12	21,008,304
3,600	Network Rail Infrastructure Finance PLC (United Kingdom)	3.500	06/17/13	3,734,438

				24,742,742

	Supranational Banks 2.6%
14,700	European Investment Bank	4.625	05/15/14	15,775,555
3,750	European Investment Bank	5.125	04/15/14	4,102,631
3,600	International Bank for Reconstruction & Development	7.625	01/19/23	4,601,340

				24,479,526

	Total Agency Bonds 20.0%			187,553,177

	United States Treasury Obligations 9.3%
8,000	United States Treasury Bonds	3.500	02/15/39	6,555,008
3,700	United States Treasury Bonds	4.250	05/15/39	3,472,221
35,000	United States Treasury Bonds	5.250	11/15/28	37,936,745

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon		Maturity	Value

	United States Treasury Obligations (continued)
$17,000	United States Treasury Bonds (STRIPS)		*	11/15/19	$11,291,315
12,500	United States Treasury Bonds (STRIPS)		*	08/15/20	7,930,325
28,025	United States Treasury Bonds (STRIPS)		*	11/15/20	17,517,559
3,500	United States Treasury Bonds (STRIPS)		*	11/15/21	2,056,866

	Total United States Treasury Obligations 9.3%				86,760,039

	United States Government Agency Obligations 9.2%
17,300	Federal Home Loan Mortgage Corp.	4.875%		06/13/18	18,537,192
2,750	Federal Home Loan Mortgage Corp.	5.000		04/18/17	2,990,699
2,131	Federal Home Loan Mortgage Corp.	5.125		11/17/17	2,323,879
14,040	Federal Home Loan Mortgage Corp.	5.500		08/23/17	15,694,796
21,000	Federal National Mortgage Association	5.000		05/11/17	22,845,522
4,800	Private Export Funding Corp.	4.300		12/15/21	4,583,256
7,700	Tennessee Valley Authority, Ser D	4.875		12/15/16	8,043,913
9,155	Tennessee Valley Authority, Ser G	7.125		05/01/30	11,261,923

	Total United States Government Agency Obligations 9.2%				86,281,180

	Asset Backed Securities 4.1%
7,300	BMW Floorplan Master Owner Trust (b)(c)	1.383		09/15/14	7,305,393
9,400	Discover Card Master Trust (b)	1.533		12/15/14	9,452,369
6,475	Ford Credit Auto Owner Trust	1.510		01/15/14	6,443,137

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$5,000	Ford Credit Auto Owner Trust	2.170%	10/15/13	$5,051,517
10,000	Huntington Auto Trust (c)	3.940	06/17/13	10,296,178

	Total Asset Backed Securities 4.1%			38,548,594

	Adjustable Rate Mortgage Backed Securities 3.1%
2,256	Federal Home Loan Mortgage Corp.	5.581	01/01/38	2,381,465
2,233	Federal Home Loan Mortgage Corp.	5.673	04/01/37	2,360,720
2,130	Federal Home Loan Mortgage Corp.	5.794	10/01/37	2,255,598
4,829	Federal Home Loan Mortgage Corp.	5.931	12/01/36	5,114,484
4,856	Federal Home Loan Mortgage Corp.	5.962	10/01/36	5,142,606
4,079	Federal Home Loan Mortgage Corp.	5.974	05/01/37	4,354,431
2,485	Federal National Mortgage Association	5.485	06/01/37	2,633,505
4,116	Federal National Mortgage Association	5.736	12/01/36	4,347,285

	Total Adjustable Rate Mortgage Backed Securities 3.1%			28,590,094

	Municipal Bonds 2.7%
	California 0.7%
7,560	Los Angeles, CA Uni Sch Dist Build America Bonds	5.750	07/01/34	6,991,261

	Massachusetts 0.1%
995	Massachusetts St Build America Bonds	5.456	12/01/39	963,051

	Missouri 0.8%
8,005	Missouri St Hwys & Trans Commn St Rd Rev Build America Bonds	5.445	05/01/33	7,692,805

	Texas 1.0%
9,300	Texas St Build America Bonds Taxable	5.517	04/01/39	9,110,094

	Washington 0.1%
1,075	Washington St Build America Bonds, Ser D	5.481	08/01/39	1,044,459

	Total Municipal Bonds 2.7%			25,801,670

	Collateralized Mortgage Obligations 2.3%
111	Federal National Mortgage Association	5.500	11/25/43	117,047
20,250	Federal National Mortgage Association	6.022	11/25/10	21,107,964
1,590	Government National Mortgage Association (d)(e)	7.167	05/16/32	233,905

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,640	Government National Mortgage Association (d)(e)	7.767%	05/16/32	$289,374

	Total Collateralized Mortgage Obligations 2.3%			21,748,290

Total Long-Term Investments 100.5%
(Cost $936,151,725)				941,968,441

Short-Term Investments 10.1%
Repurchase Agreements 4.7%
Banc of America Securities ($16,482,403 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $16,482,421)				16,482,403
JPMorgan Chase & Co. ($26,710,237 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $26,710,237)				26,710,237

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($557,360 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $557,360)	$557,360

Total Repurchase Agreements 4.7%	43,750,000

United States Government Agency Obligations 5.4%
United States Treasury Bill ($15,766,000 par, yielding 0.150%, 05/06/10 maturity) (f)	15,757,904
United States Treasury Bill ($35,000,000 par, yielding 0.157%, 06/17/10 maturity)	34,974,915

Total United States Government Agency Obligations 5.4%	50,732,819

Total Short-Term Investments 10.1% (Cost $94,482,819)	94,482,819

Total Investments 110.6% (Cost $1,030,634,544)	1,036,451,260

Liabilities in Excess of Other Assets (10.6%)	(99,576,904)

Net Assets 100.0%	$936,874,356

Percentages are calculated as a percentage of net assets.
The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

*	Zero coupon bond

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	Floating Rate Coupon

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Inverse Floating Rate

(e)	IO — Interest Only

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
FHA/VA — Federal Housing Administration/Department of Veterans Affairs
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
Futures contracts outstanding as of December 31, 2009:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Bond 30-Year Futures, March 2010 (Current Notional Value of $115,375 per contract)	357	$(1,266,437)
U.S. Treasury Notes 5-Year Futures, March 2010 (Current Notional Value of $114,383 per contract)	354	(590,259)

Total Long Contracts:	711	(1,856,696)

Short Contracts:
U.S. Treasury Notes 2-Year Futures, March 2010 (Current Notional Value of $216,266 per contract)	1,349	1,456,586
U.S. Treasury Notes 10-Year Futures, March 2010 (Current Notional Value of $115,453 per contract)	76	278,409

Total Short Contracts:	1,425	1,734,995

Total Futures Contracts	2,136	$(121,701)

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued
Swap contracts outstanding as of December 31, 2009:
Interest Rate Swaps

		Pay/
		Receive				Notional
		Floating	Fixed		Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate		Date	(000)	Value
Barclays Bank PLC	USD-LIBOR BBA	Pay	3.040%		11/15/19	$27,036	$(2,234,764)
Credit Suisse International	USD-LIBOR BBA	Pay	5.086		12/23/19	58,725	(281,880)
Deutsche Bank AG New York	USD-LIBOR BBA	Pay		**	11/15/21	18,317	(1,897,932)
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	4.400		10/01/16	200,010	(1,226,061)

							(5,640,637)

Barclays Bank PLC	USD-LIBOR BBA	Receive		**	11/15/19	22,817	(1,679,275)
Credit Suisse International	USD-LIBOR BBA	Receive	4.386		12/23/39	14,080	311,837
Deutsche Bank AG New York	USD-LIBOR BBA	Receive		**	11/15/21	2,319	228,042
Deutsche Bank AG New York	USD-LIBOR BBA	Receive		**	11/15/21	15,640	(572,886)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	4.410		10/03/18	107,603	1,277,248
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive		**	11/15/19	10,538	(629,602)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive		**	08/15/20	7,215	(678,676)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive		**	11/15/20	16,177	(1,274,778)

							(3,018,090)

Total Interest Rate Swaps							$(8,658,727)

**	Zero Coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.
Security Valuation Investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments

Van Kampen Government Securities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Mortgage Backed Security	$—	$466,685,397	$—	$466,685,397
Agency Bonds	—	187,553,177	—	187,553,177
United States Treasury Obligations	—	86,760,039	—	86,760,039
United States Government Agency Obligations	—	86,281,180	—	86,281,180
Asset Backed Securities	—	38,548,594	—	38,548,594
Adjustable Rate Mortgage Backed Securities	—	28,590,094	—	28,590,094
Municipal Bonds	—	25,801,670	—	25,801,670
Collateralized Mortgage Obligations	—	21,748,290	—	21,748,290
Short-Term Investments	—	94,482,819	—	94,482,819
Futures	1,734,995	—	—	1,734,995
Interest Rate Swaps	—	29,957	—	29,957

Total Investments in an Asset Position	$1,734,995	$1,036,481,217	$—	$1,038,216,212

Investments in a Liability Position
Futures	(1,856,696)	—	—	(1,856,696)
Interest Rate Swap	—	(8,688,684)	—	(8,688,684)

Total Investments in a Liability Position	$(1,856,696)	$(8,688,684)	$—	$(10,545,380)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Government Securities Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 18, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 18, 2010

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	February 18, 2010